PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 97.3%
Aerospace & Defense 2.4%
Arconic, Inc.	12,381	$ 380,963
Boeing Co. (The)	17,344	5,649,981
General Dynamics Corp.	7,712	1,360,011
Huntington Ingalls Industries, Inc.	1,500	376,320
L3Harris Technologies, Inc.	6,976	1,380,341
Lockheed Martin Corp.	8,146	3,171,890
Northrop Grumman Corp.	5,208	1,791,396
Raytheon Co.	9,144	2,009,303
Textron, Inc.	6,834	304,796
TransDigm Group, Inc.	1,660	929,600
United Technologies Corp.	26,529	3,972,983
		21,327,584
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	4,400	344,080
Expeditors International of Washington, Inc.	5,600	436,912
FedEx Corp.	7,966	1,204,539
United Parcel Service, Inc. (Class B Stock)	22,890	2,679,503
		4,665,034
Airlines 0.4%
Alaska Air Group, Inc.	4,100	277,775
American Airlines Group, Inc.	12,450	357,066
Delta Air Lines, Inc.	18,800	1,099,424
Southwest Airlines Co.	15,274	824,491
United Airlines Holdings, Inc.*	7,300	643,057
		3,201,813
Auto Components 0.1%
Aptiv PLC	8,450	802,497
BorgWarner, Inc.	6,300	273,294
		1,075,791
Automobiles 0.3%
Ford Motor Co.	125,738	1,169,363
General Motors Co.	40,400	1,478,640
Harley-Davidson, Inc.	4,500	167,355
		2,815,358

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 5.5%
Bank of America Corp.	265,495	$ 9,350,734
Citigroup, Inc.	72,095	5,759,670
Citizens Financial Group, Inc.	14,100	572,601
Comerica, Inc.	4,861	348,777
Fifth Third Bancorp	22,573	693,894
First Republic Bank	5,500	645,975
Huntington Bancshares, Inc.	32,329	487,521
JPMorgan Chase & Co.	102,873	14,340,496
KeyCorp	31,535	638,268
M&T Bank Corp.	4,470	758,782
People’s United Financial, Inc.	13,100	221,390
PNC Financial Services Group, Inc. (The)	14,372	2,294,202
Regions Financial Corp.	30,574	524,650
SVB Financial Group*	1,820	456,893
Truist Financial Corp.	43,572	2,453,975
U.S. Bancorp	46,595	2,762,618
Wells Fargo & Co.	126,236	6,791,497
Zions Bancorp NA	5,400	280,368
		49,382,311
Beverages 1.8%
Brown-Forman Corp. (Class B Stock)	5,850	395,460
Coca-Cola Co. (The)	125,864	6,966,572
Constellation Brands, Inc. (Class A Stock)	5,500	1,043,625
Molson Coors Brewing Co. (Class B Stock)	5,694	306,907
Monster Beverage Corp.*	12,550	797,553
PepsiCo, Inc.	45,741	6,251,422
		15,761,539
Biotechnology 2.0%
AbbVie, Inc.	48,874	4,327,304
Alexion Pharmaceuticals, Inc.*	7,400	800,310
Amgen, Inc.	19,496	4,699,901
Biogen, Inc.*	6,070	1,801,151
Gilead Sciences, Inc.	41,600	2,703,168
Incyte Corp.*	5,700	497,724
Regeneron Pharmaceuticals, Inc.*	2,680	1,006,286
Vertex Pharmaceuticals, Inc.*	8,460	1,852,317
		17,688,161
Building Products 0.3%
A.O. Smith Corp.	3,900	185,796

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Allegion PLC	3,233	$ 402,638
Fortune Brands Home & Security, Inc.	4,700	307,098
Johnson Controls International PLC	24,887	1,013,150
Masco Corp.	8,826	423,559
		2,332,241
Capital Markets 2.6%
Ameriprise Financial, Inc.	4,161	693,139
Bank of New York Mellon Corp. (The)	27,438	1,380,955
BlackRock, Inc.	3,860	1,940,422
Cboe Global Markets, Inc.	3,800	456,000
Charles Schwab Corp. (The)	37,311	1,774,511
CME Group, Inc.	11,700	2,348,424
E*TRADE Financial Corp.	7,420	336,645
Franklin Resources, Inc.	9,142	237,509
Goldman Sachs Group, Inc. (The)	10,580	2,432,660
Intercontinental Exchange, Inc.	18,140	1,678,857
Invesco Ltd.	12,200	219,356
MarketAxess Holdings, Inc.	1,300	492,843
Moody’s Corp.	5,336	1,266,820
Morgan Stanley	40,336	2,061,976
MSCI, Inc.	2,900	748,722
Nasdaq, Inc.	3,900	417,690
Northern Trust Corp.	6,862	729,019
Raymond James Financial, Inc.	4,000	357,840
S&P Global, Inc.	7,970	2,176,209
State Street Corp.	11,762	930,374
T. Rowe Price Group, Inc.	7,800	950,352
		23,630,323
Chemicals 1.8%
Air Products & Chemicals, Inc.	7,202	1,692,398
Albemarle Corp.	3,440	251,258
Celanese Corp.	4,000	492,480
CF Industries Holdings, Inc.	6,600	315,084
Corteva, Inc.	24,209	715,618
Dow, Inc.	23,909	1,308,540
DuPont de Nemours, Inc.	24,109	1,547,798
Eastman Chemical Co.	4,586	363,486
Ecolab, Inc.	8,242	1,590,624
FMC Corp.	4,400	439,208
International Flavors & Fragrances, Inc.	3,115	401,897
Linde PLC (United Kingdom)	17,328	3,689,131

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	8,600	$ 812,528
Mosaic Co. (The)	10,000	216,400
PPG Industries, Inc.	7,748	1,034,280
Sherwin-Williams Co. (The)	2,746	1,602,401
		16,473,131
Commercial Services & Supplies 0.4%
Cintas Corp.	2,760	742,661
Copart, Inc.*	6,700	609,298
Republic Services, Inc.	7,035	630,547
Rollins, Inc.	4,050	134,298
Waste Management, Inc.	12,713	1,448,773
		3,565,577
Communications Equipment 0.9%
Arista Networks, Inc.*	1,850	376,290
Cisco Systems, Inc.	138,844	6,658,958
F5 Networks, Inc.*	2,100	293,265
Juniper Networks, Inc.	10,000	246,300
Motorola Solutions, Inc.	5,556	895,294
		8,470,107
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	4,200	377,286
Quanta Services, Inc.	4,300	175,053
		552,339
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,100	587,244
Vulcan Materials Co.	4,400	633,556
		1,220,800
Consumer Finance 0.6%
American Express Co.	21,999	2,738,655
Capital One Financial Corp.	15,266	1,571,024
Discover Financial Services	10,418	883,655
Synchrony Financial	18,665	672,127
		5,865,461

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.3%
Amcor PLC	50,660	$ 549,155
Avery Dennison Corp.	2,738	358,185
Ball Corp.	10,628	687,313
International Paper Co.	12,384	570,283
Packaging Corp. of America	3,070	343,809
Sealed Air Corp.	4,836	192,618
Westrock Co.	8,033	344,696
		3,046,059
Distributors 0.1%
Genuine Parts Co.	4,699	499,175
LKQ Corp.*	9,900	353,430
		852,605
Diversified Consumer Services 0.0%
H&R Block, Inc.	6,320	148,394
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	63,990	14,493,735
Diversified Telecommunication Services 2.0%
AT&T, Inc.	239,707	9,367,749
CenturyLink, Inc.	30,079	397,344
Verizon Communications, Inc.	135,333	8,309,446
		18,074,539
Electric Utilities 2.0%
Alliant Energy Corp.	7,200	393,984
American Electric Power Co., Inc.	16,091	1,520,760
Duke Energy Corp.	23,939	2,183,476
Edison International	11,862	894,513
Entergy Corp.	6,615	792,477
Evergy, Inc.	7,300	475,157
Eversource Energy	10,600	901,742
Exelon Corp.	31,612	1,441,191
FirstEnergy Corp.	17,677	859,102
NextEra Energy, Inc.	16,032	3,882,309
Pinnacle West Capital Corp.	3,500	314,755
PPL Corp.	22,752	816,342

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	34,315	$ 2,185,866
Xcel Energy, Inc.	16,783	1,065,553
		17,727,227
Electrical Equipment 0.5%
AMETEK, Inc.	7,600	758,024
Eaton Corp. PLC	13,493	1,278,057
Emerson Electric Co.	19,850	1,513,761
Rockwell Automation, Inc.	3,903	791,021
		4,340,863
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. (Class A Stock)	9,600	1,039,008
CDW Corp.	4,700	671,348
Corning, Inc.	24,197	704,375
FLIR Systems, Inc.	4,400	229,108
IPG Photonics Corp.*	1,200	173,904
Keysight Technologies, Inc.*	6,300	646,569
TE Connectivity Ltd.	10,750	1,030,280
Zebra Technologies Corp. (Class A Stock)*	1,400	357,616
		4,852,208
Energy Equipment & Services 0.4%
Baker Hughes Co.	19,945	511,190
Halliburton Co.	27,822	680,804
Helmerich & Payne, Inc.	3,100	140,833
National Oilwell Varco, Inc.	11,500	288,075
Schlumberger Ltd.	44,932	1,806,267
TechnipFMC PLC (United Kingdom)	13,200	283,008
		3,710,177
Entertainment 1.8%
Activision Blizzard, Inc.	24,700	1,467,674
Electronic Arts, Inc.*	9,700	1,042,847
Live Nation Entertainment, Inc.*	3,000	214,410
Netflix, Inc.*	14,400	4,659,408
Take-Two Interactive Software, Inc.*	3,600	440,748
Walt Disney Co. (The)	58,836	8,509,451
		16,334,538

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	3,800	$ 614,004
American Tower Corp.	14,550	3,343,881
Apartment Investment & Management Co. (Class A Stock)	4,382	226,330
AvalonBay Communities, Inc.	4,711	987,897
Boston Properties, Inc.	4,780	658,971
Crown Castle International Corp.	13,700	1,947,455
Digital Realty Trust, Inc. (a)	6,800	814,232
Duke Realty Corp.	11,300	391,771
Equinix, Inc.	2,836	1,655,373
Equity Residential	11,400	922,488
Essex Property Trust, Inc.	2,200	661,892
Extra Space Storage, Inc.	4,100	433,042
Federal Realty Investment Trust	2,200	283,206
Healthpeak Properties, Inc.	15,900	548,073
Host Hotels & Resorts, Inc.	21,836	405,058
Iron Mountain, Inc.	9,105	290,176
Kimco Realty Corp.	13,500	279,585
Mid-America Apartment Communities, Inc.	3,770	497,112
Prologis, Inc.	20,437	1,821,754
Public Storage	5,000	1,064,800
Realty Income Corp.	10,100	743,663
Regency Centers Corp.	5,600	353,304
SBA Communications Corp.	3,800	915,762
Simon Property Group, Inc.	10,089	1,502,858
SL Green Realty Corp.	2,600	238,888
UDR, Inc.	9,400	438,980
Ventas, Inc.	12,233	706,333
Vornado Realty Trust	4,984	331,436
Welltower, Inc.	13,300	1,087,674
Weyerhaeuser Co.	23,939	722,958
		24,888,956
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	14,408	4,234,800
Kroger Co. (The)	25,168	729,620
Sysco Corp.	16,580	1,418,253
Walgreens Boots Alliance, Inc.	24,678	1,455,015
Walmart, Inc.	46,526	5,529,150
		13,366,838
Food Products 1.1%
Archer-Daniels-Midland Co.	17,959	832,400
Campbell Soup Co.	5,447	269,191

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	15,543	$ 532,192
General Mills, Inc.	19,344	1,036,065
Hershey Co. (The)	4,916	722,554
Hormel Foods Corp.(a)	8,600	387,946
J.M. Smucker Co. (The)	3,700	385,281
Kellogg Co.	7,970	551,205
Kraft Heinz Co. (The)	19,855	637,941
Lamb Weston Holdings, Inc.	4,700	404,341
McCormick & Co., Inc.	4,000	678,920
Mondelez International, Inc. (Class A Stock)	46,866	2,581,379
Tyson Foods, Inc. (Class A Stock)	9,800	892,192
		9,911,607
Gas Utilities 0.0%
Atmos Energy Corp.	3,800	425,068
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	58,013	5,039,009
ABIOMED, Inc.*	1,600	272,944
Align Technology, Inc.*	2,330	650,163
Baxter International, Inc.	16,774	1,402,642
Becton, Dickinson & Co.	8,905	2,421,893
Boston Scientific Corp.*	44,972	2,033,634
Cooper Cos., Inc. (The)	1,700	546,193
Danaher Corp.	20,900	3,207,732
DENTSPLY SIRONA, Inc.	7,400	418,766
Edwards Lifesciences Corp.*	6,770	1,579,373
Hologic, Inc.*	8,300	433,343
IDEXX Laboratories, Inc.*	2,900	757,277
Intuitive Surgical, Inc.*	3,810	2,252,282
Medtronic PLC	43,915	4,982,157
ResMed, Inc.	4,670	723,710
STERIS PLC	2,000	304,840
Stryker Corp.	10,530	2,210,668
Teleflex, Inc.	1,500	564,660
Varian Medical Systems, Inc.*	2,900	411,829
Zimmer Biomet Holdings, Inc.	6,711	1,004,502
		31,217,617
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	4,760	404,695
Anthem, Inc.	8,360	2,524,971
Cardinal Health, Inc.	9,673	489,260

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	13,200	$ 829,884
Cigna Corp.	12,368	2,529,132
CVS Health Corp.	42,846	3,183,030
DaVita, Inc.*	3,000	225,090
HCA Healthcare, Inc.	8,800	1,300,728
Henry Schein, Inc.*	4,700	313,584
Humana, Inc.	4,400	1,612,688
Laboratory Corp. of America Holdings*	3,300	558,261
McKesson Corp.	6,126	847,348
Quest Diagnostics, Inc.	4,300	459,197
UnitedHealth Group, Inc.	31,028	9,121,612
Universal Health Services, Inc. (Class B Stock)	2,670	383,038
WellCare Health Plans, Inc.*	1,700	561,357
		25,343,875
Health Care Technology 0.1%
Cerner Corp.	10,400	763,256
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	12,600	640,458
Chipotle Mexican Grill, Inc.*	910	761,770
Darden Restaurants, Inc.	4,053	441,818
Hilton Worldwide Holdings, Inc.	9,160	1,015,936
Las Vegas Sands Corp.	10,600	731,824
Marriott International, Inc. (Class A Stock)	8,840	1,338,641
McDonald’s Corp.	24,850	4,910,608
MGM Resorts International	15,900	528,993
Norwegian Cruise Line Holdings Ltd.*	7,000	408,870
Royal Caribbean Cruises Ltd.	5,600	747,656
Starbucks Corp.	38,700	3,402,504
Wynn Resorts Ltd.	3,300	458,271
Yum! Brands, Inc.	9,864	993,601
		16,380,950
Household Durables 0.4%
D.R. Horton, Inc.	10,800	569,700
Garmin Ltd.	4,300	419,508
Leggett & Platt, Inc.	3,400	172,822
Lennar Corp. (Class A Stock)	9,200	513,268
Mohawk Industries, Inc.*	1,940	264,577
Newell Brands, Inc.	11,727	225,393
NVR, Inc.*	120	457,009

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	7,811	$ 303,067
Whirlpool Corp.	2,185	322,353
		3,247,697
Household Products 1.7%
Church & Dwight Co., Inc.	7,700	541,618
Clorox Co. (The)	4,132	634,427
Colgate-Palmolive Co.	27,960	1,924,766
Kimberly-Clark Corp.	11,316	1,556,516
Procter & Gamble Co. (The)	81,923	10,232,183
		14,889,510
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	21,300	423,870
NRG Energy, Inc.	7,900	314,025
		737,895
Industrial Conglomerates 1.3%
3M Co.	18,838	3,323,400
General Electric Co.	283,707	3,166,170
Honeywell International, Inc.	23,585	4,174,545
Roper Technologies, Inc.	3,480	1,232,720
		11,896,835
Insurance 2.2%
Aflac, Inc.	23,600	1,248,440
Allstate Corp. (The)	10,708	1,204,115
American International Group, Inc.	28,351	1,455,257
Aon PLC	7,789	1,622,371
Arthur J Gallagher & Co.	6,200	590,426
Assurant, Inc.	2,100	275,268
Chubb Ltd.	14,853	2,312,018
Cincinnati Financial Corp.	5,007	526,486
Everest Re Group Ltd.	1,350	373,734
Globe Life, Inc.	3,433	361,323
Hartford Financial Services Group, Inc. (The)	11,753	714,230
Lincoln National Corp.	6,351	374,773
Loews Corp.	8,017	420,812
Marsh & McLennan Cos., Inc.	16,440	1,831,580
MetLife, Inc.	25,150	1,281,896
Principal Financial Group, Inc.	8,400	462,000

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	18,916	$ 1,369,329
Prudential Financial, Inc.(a)(g)	13,300	1,246,742
Travelers Cos., Inc. (The)	8,631	1,182,015
Unum Group	6,026	175,718
W.R. Berkley Corp.	3,200	221,120
Willis Towers Watson PLC	4,300	868,342
		20,117,995
Interactive Media & Services 4.8%
Alphabet, Inc. (Class A Stock)*	9,880	13,233,173
Alphabet, Inc. (Class C Stock)*	9,852	13,172,321
Facebook, Inc. (Class A Stock)*	78,960	16,206,540
Twitter, Inc.*	25,100	804,455
		43,416,489
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.*	13,680	25,278,451
Booking Holdings, Inc.*	1,450	2,977,909
eBay, Inc.	24,840	896,972
Expedia Group, Inc.	4,700	508,258
		29,661,590
IT Services 5.3%
Accenture PLC (Class A Stock)	20,870	4,394,596
Akamai Technologies, Inc.*	5,100	440,538
Alliance Data Systems Corp.	1,390	155,958
Automatic Data Processing, Inc.	14,248	2,429,284
Broadridge Financial Solutions, Inc.	3,800	469,452
Cognizant Technology Solutions Corp. (Class A Stock)	18,100	1,122,562
DXC Technology Co.	8,259	310,456
Fidelity National Information Services, Inc.	19,600	2,726,164
Fiserv, Inc.*	18,600	2,150,718
FleetCor Technologies, Inc.*	2,860	822,879
Gartner, Inc.*	3,070	473,087
Global Payments, Inc.	9,794	1,787,993
International Business Machines Corp.	28,974	3,883,675
Jack Henry & Associates, Inc.	2,700	393,309
Leidos Holdings, Inc.	4,500	440,505
Mastercard, Inc. (Class A Stock)	29,120	8,694,941
Paychex, Inc.	10,525	895,256
PayPal Holdings, Inc.*	38,510	4,165,627
VeriSign, Inc.*	3,380	651,258

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)	56,010	$ 10,524,279
Western Union Co. (The)	13,352	357,566
		47,290,103
Leisure Products 0.0%
Hasbro, Inc.	4,154	438,704
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	10,098	861,460
Illumina, Inc.*	4,830	1,602,304
IQVIA Holdings, Inc.*	6,060	936,331
Mettler-Toledo International, Inc.*	870	690,154
PerkinElmer, Inc.	3,470	336,937
Thermo Fisher Scientific, Inc.	13,102	4,256,447
Waters Corp.*	2,150	502,347
		9,185,980
Machinery 1.6%
Caterpillar, Inc.	18,096	2,672,417
Cummins, Inc.	5,006	895,874
Deere & Co.	10,380	1,798,439
Dover Corp.	4,662	537,342
Flowserve Corp.	4,300	214,011
Fortive Corp.	9,650	737,163
IDEX Corp.	2,500	430,000
Illinois Tool Works, Inc.	9,686	1,739,896
Ingersoll-Rand PLC	8,000	1,063,360
PACCAR, Inc.	11,264	890,982
Parker-Hannifin Corp.	4,268	878,440
Pentair PLC	5,046	231,460
Snap-on, Inc.	1,842	312,035
Stanley Black & Decker, Inc.	4,988	826,711
Westinghouse Air Brake Technologies Corp.	5,760	448,128
Xylem, Inc.	5,650	445,164
		14,121,422
Media 1.4%
Charter Communications, Inc. (Class A Stock)*	5,150	2,498,162
Comcast Corp. (Class A Stock)	148,320	6,669,950
Discovery, Inc. (Class A Stock)*(a)	4,400	144,056
Discovery, Inc. (Class C Stock)*	10,900	332,341
DISH Network Corp. (Class A Stock)*	8,133	288,478

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Fox Corp. (Class A Stock)	11,266	$ 417,631
Fox Corp. (Class B Stock)	4,866	177,122
Interpublic Group of Cos., Inc. (The)	11,588	267,683
News Corp. (Class A Stock)	11,075	156,600
News Corp. (Class B Stock)	1,800	26,118
Omnicom Group, Inc.	6,934	561,793
ViacomCBS, Inc. (Class B Stock)	17,197	721,758
		12,261,692
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	46,992	616,535
Newmont Goldcorp Corp.	25,397	1,103,500
Nucor Corp.	9,912	557,847
		2,277,882
Multiline Retail 0.5%
Dollar General Corp.	8,400	1,310,232
Dollar Tree, Inc.*	7,442	699,920
Kohl’s Corp.	4,650	236,918
Macy’s, Inc.	9,982	169,694
Nordstrom, Inc.	3,300	135,069
Target Corp.	16,582	2,125,978
		4,677,811
Multi-Utilities 1.0%
Ameren Corp.	8,169	627,379
CenterPoint Energy, Inc.	16,279	443,928
CMS Energy Corp.	9,400	590,696
Consolidated Edison, Inc.	11,051	999,784
Dominion Energy, Inc.	27,050	2,240,281
DTE Energy Co.	5,987	777,532
NiSource, Inc.	11,400	317,376
Public Service Enterprise Group, Inc.	16,294	962,161
Sempra Energy	9,078	1,375,135
WEC Energy Group, Inc.(a)	10,133	934,567
		9,268,839
Oil, Gas & Consumable Fuels 3.8%
Apache Corp.	12,148	310,867
Cabot Oil & Gas Corp.	12,400	215,884
Chevron Corp.	61,682	7,433,298

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cimarex Energy Co.	3,200	$ 167,968
Concho Resources, Inc.	6,600	577,962
ConocoPhillips	35,757	2,325,278
Devon Energy Corp.	11,900	309,043
Diamondback Energy, Inc.	5,300	492,158
EOG Resources, Inc.	18,800	1,574,688
Exxon Mobil Corp.	138,452	9,661,181
Hess Corp.	8,234	550,113
HollyFrontier Corp.	4,400	223,124
Kinder Morgan, Inc.	62,880	1,331,170
Marathon Oil Corp.	25,078	340,559
Marathon Petroleum Corp.	21,176	1,275,854
Noble Energy, Inc.	15,600	387,504
Occidental Petroleum Corp.	28,979	1,194,225
ONEOK, Inc.	13,500	1,021,545
Phillips 66	14,528	1,618,564
Pioneer Natural Resources Co.	5,600	847,672
Valero Energy Corp.	13,500	1,264,275
Williams Cos., Inc. (The)	39,092	927,262
		34,050,194
Personal Products 0.2%
Coty, Inc. (Class A Stock)	8,700	97,875
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,270	1,501,546
		1,599,421
Pharmaceuticals 4.5%
Allergan PLC	10,795	2,063,680
Bristol-Myers Squibb Co.	76,679	4,922,025
Eli Lilly & Co.	27,797	3,653,360
Johnson & Johnson	86,409	12,604,481
Merck & Co., Inc.	83,393	7,584,593
Mylan NV*	15,400	309,540
Perrigo Co. PLC	4,100	211,806
Pfizer, Inc.	180,963	7,090,130
Zoetis, Inc.	15,800	2,091,130
		40,530,745
Professional Services 0.3%
Equifax, Inc.	4,030	564,684
IHS Markit Ltd.*	12,600	949,410
Nielsen Holdings PLC	10,900	221,270

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Robert Half International, Inc.	3,900	$ 246,285
Verisk Analytics, Inc.	5,260	785,528
		2,767,177
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*(a)	10,800	661,932
Road & Rail 1.0%
CSX Corp.	25,418	1,839,247
J.B. Hunt Transport Services, Inc.	2,750	321,145
Kansas City Southern	3,300	505,428
Norfolk Southern Corp.	8,531	1,656,123
Old Dominion Freight Line, Inc.	1,500	284,670
Union Pacific Corp.	22,836	4,128,520
		8,735,133
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.*	34,850	1,598,221
Analog Devices, Inc.	12,147	1,443,549
Applied Materials, Inc.	29,988	1,830,468
Broadcom, Inc.	13,069	4,130,065
Intel Corp.	143,748	8,603,318
KLA Corp.	5,290	942,519
Lam Research Corp.	4,742	1,386,561
Maxim Integrated Products, Inc.	8,800	541,288
Microchip Technology, Inc.(a)	7,760	812,627
Micron Technology, Inc.*	35,916	1,931,563
NVIDIA Corp.	19,920	4,687,176
Qorvo, Inc.*	3,771	438,303
QUALCOMM, Inc.	37,400	3,299,802
Skyworks Solutions, Inc.	5,500	664,840
Texas Instruments, Inc.	30,552	3,919,516
Xilinx, Inc.	8,200	801,714
		37,031,530
Software 6.9%
Adobe, Inc.*	15,910	5,247,277
ANSYS, Inc.*	2,800	720,748
Autodesk, Inc.*	7,220	1,324,581
Cadence Design Systems, Inc.*	9,300	645,048
Citrix Systems, Inc.	4,060	450,254
Fortinet, Inc.*	4,800	512,448

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Intuit, Inc.	8,650	$ 2,265,695
Microsoft Corp.	250,112	39,442,663
NortonLifeLock, Inc.	18,017	459,794
Oracle Corp.	71,690	3,798,136
salesforce.com, Inc.*	28,860	4,693,790
ServiceNow, Inc.*	6,000	1,693,920
Synopsys, Inc.*	5,100	709,920
		61,964,274
Specialty Retail 2.2%
Advance Auto Parts, Inc.	2,250	360,360
AutoZone, Inc.*	870	1,036,440
Best Buy Co., Inc.	7,600	667,280
CarMax, Inc.*	5,300	464,651
Gap, Inc. (The)	6,913	122,222
Home Depot, Inc. (The)	35,864	7,831,980
L Brands, Inc.	5,922	107,306
Lowe’s Cos., Inc.	25,196	3,017,473
O’Reilly Automotive, Inc.*	2,480	1,086,885
Ross Stores, Inc.	11,900	1,385,398
Tiffany & Co.	3,570	477,130
TJX Cos., Inc. (The)	39,328	2,401,368
Tractor Supply Co.	3,700	345,728
Ulta Beauty, Inc.*	2,020	511,343
		19,815,564
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	136,818	40,176,605
Hewlett Packard Enterprise Co.	41,302	655,050
HP, Inc.	47,502	976,166
NetApp, Inc.	7,400	460,650
Seagate Technology PLC	7,200	428,400
Western Digital Corp.	9,525	604,552
Xerox Holdings Corp.	5,625	207,394
		43,508,817
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	4,700	179,305
Hanesbrands, Inc.	10,500	155,925
NIKE, Inc. (Class B Stock)	40,974	4,151,076
PVH Corp.	2,500	262,875
Ralph Lauren Corp.	1,600	187,552

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Tapestry, Inc.	8,300	$ 223,851
Under Armour, Inc. (Class A Stock)*	5,600	120,960
Under Armour, Inc. (Class C Stock)*	4,667	89,513
VF Corp.	10,636	1,059,984
		6,431,041
Tobacco 0.8%
Altria Group, Inc.	61,079	3,048,453
Philip Morris International, Inc.	50,879	4,329,294
		7,377,747
Trading Companies & Distributors 0.2%
Fastenal Co.	18,000	665,100
United Rentals, Inc.*	2,500	416,925
W.W. Grainger, Inc.	1,434	485,438
		1,567,463
Water Utilities 0.1%
American Water Works Co., Inc.	5,800	712,530
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.*	10,100	792,042

Total Common Stocks (cost $198,322,619)		874,942,136
Exchange-Traded Fund 0.4%
iShares Core S&P 500 ETF (cost $3,048,961)	12,200	3,943,528

Total Long-Term Investments (cost $201,371,580)		878,885,664

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 2.5%
Affiliated Mutual Funds 2.3%
PGIM Core Ultra Short Bond Fund(w)	18,520,142	$ 18,520,142
PGIM Institutional Money Market Fund (cost $2,381,878; includes $2,368,676 of cash collateral for securities on loan)(b)(w)	2,381,881	2,382,358
Total Affiliated Mutual Funds (cost $20,902,020)		20,902,500

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $1,196,100)	1.506%	03/19/20	1,200	1,196,199

Total Short-Term Investments (cost $22,098,120)					22,098,699

TOTAL INVESTMENTS 100.2% (cost $223,469,700)				900,984,363
Liabilities in excess of other assets(z) (0.2)%					(1,639,485)

Net Assets 100.0%					$ 899,344,878

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,326,236; cash collateral of $2,368,676 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA Stock Index Fund
Schedule of Investments as of December 31, 2019 (unaudited) (continued)
Futures contracts outstanding at December 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
46	S&P 500 E-Mini Index	Mar. 2020	$ 7,431,530	$ 96,709
16	S&P 500 Index	Mar. 2020	12,924,400	131,536
				$228,245
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).